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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    ALPS Advisors, Inc.
      Address: 1290 Broadway, Suite 1100
               Denver, CO 80203

Form 13F File Number: 028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley J. Swenson
Title: Chief Compliance Officer
Phone: 303-623-2577

Signature, Place, and Date of Signing:


/s/ Bradley J. Swenson   Denver, Colorado   February 13, 2009
----------------------   ----------------   -----------------
[Signature]               [City, State]           [Date]

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Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER   NAME
--------------------   ----------------------------------
28-01127               Chase Investment Counsel Corp.
28-05690               Matrix Asset Advisors, Inc.
28-06683               TCW Investment Management Co.
28-03579               Schneider Capital Management Corp.
28-04129               M.A. Weatherbie and Co., Inc.
28-03791               Pzena Investment Management
28-12592               The Bank of New York Mellon

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:   $97,408.13
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name

NONE

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Form 13(F) Information Table

                                  TITLE OF                VALUE    SHARES OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP   (X$1,000)  PRN AMOUNT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE

COLUMN 1                          COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
Vanguard Total Bond Total Bond
Mkt. ETF                        ETF          921937835 $10,158.59   128,265.00 SH       DEFINED               128,265.00
Vanguard Short Term Term Bond
ETF                             ETF          921937827 $ 5,047.52    62,671.00 SH       DEFINED                62,671.00
iPath Dow Jones AIG Dow Jones
Commodity                       ETF          06738C778 $ 1,962.57    55,660.00 SH       DEFINED                55,660.00
iShares MSCI EAFE Index Fund    ETF          464287465 $ 8,114.34   180,841.00 SH       DEFINED               180,841.00
iShares S&P 500 Index           ETF          464287200 $18,617.71   205,857.00 SH       DEFINED               205,857.00
iShares Lehman US TIPS          ETF          464287176 $ 3,993.72    40,243.00 SH       DEFINED                40,243.00
Vanguard Small Cap              ETF          922908751 $ 4,511.96   105,716.00 SH       DEFINED               105,716.00
Vanguard REIT ETF               ETF          922908553 $ 1,515.55    41,579.00 SH       DEFINED                41,579.00
Vanguard Emerging Market ETF    ETF          922042858 $ 1,583.59    66,818.00 SH       DEFINED                66,818.00
Candover Investments            Common Stock 0171315   $ 1,288.14   108,010.00 SH       DEFINED               108,010.00
Electra Private Equi            Common Stock 0308544   $   527.52    64,710.00 SH       DEFINED                64,710.00
Graphite Enterprises            Common Stock 0329200   $ 1,097.31   408,135.00 SH       DEFINED               408,135.00
HgCapital Trust                 Common Stock 0392105   $ 1,184.12   123,200.00 SH       DEFINED               123,200.00
SVG Capital PLC                 Common Stock 0789235   $   295.20   230,700.00 SH       DEFINED               230,700.00
Hal Trust                       Common Stock 4402839   $ 1,582.33    22,125.00 SH       DEFINED                22,125.00
Deutsche Beteiligung            Common Stock 5066331   $ 1,009.41    58,799.00 SH       DEFINED                58,799.00
GIMV N.V.                       Common Stock 5249080   $ 1,638.98    38,035.00 SH       DEFINED                38,035.00
Continental Venture
(Closed-End)                    Common Stock 6219673   $   482.52 1,116,265.00 SH       DEFINED             1,116,265.00
Babcock & Brown                 Common Stock 6617404   $   703.26 9,170,000.00 SH       DEFINED             9,170,000.00
Brait                           Common Stock 6896292   $   722.36   554,210.00 SH       DEFINED               554,210.00
Eurazeo                         Common Stock 7042395   $ 1,308.14    28,050.00 SH       DEFINED                28,050.00
CapMan Oyj                      Common Stock 7086605   $   545.07   412,764.00 SH       DEFINED               412,764.00
Wendel                          Common Stock 7390113   $ 1,887.36    38,355.00 SH       DEFINED                38,355.00
BlackRock Kelso                 Common Stock 92533108  $   560.34    56,830.00 SH       DEFINED                56,830.00
Capital Southwest               Common Stock 140501107 $ 1,606.50    14,853.00 SH       DEFINED                14,853.00
Leucadia National Co            Common Stock 527288104 $ 1,611.82    81,405.00 SH       DEFINED                81,405.00
MVC Capital Inc                 Common Stock 553829102 $   870.03    79,310.00 SH       DEFINED                79,310.00
CapitalSource Inc               Common Stock 14055X102 $   536.43   116,110.00 SH       DEFINED               116,110.00
NGP Capital Resource            Common Stock 62912R107 $   551.79    65,925.00 SH       DEFINED                65,925.00
Onex Corporation                Common Stock 68272K103 $ 2,129.83   144,545.00 SH       DEFINED               144,545.00
Prospect Energy Corp            Common Stock 74348T102 $   595.51    49,750.00 SH       DEFINED                49,750.00
Macquarie Intl Infra            Common Stock B07NLK8   $   945.06 4,615,600.00 SH       DEFINED             4,615,600.00
IP Group PLC                    Common Stock B128J45   $   330.90   426,200.00 SH       DEFINED               426,200.00
Ratos AB                        Common Stock B130WD0   $ 2,992.28   175,280.00 SH       DEFINED               175,280.00
AP Alternative Asset            Common Stock B15Y0C5   $   347.99   289,992.00 SH       DEFINED               289,992.00
Partners Group Global Opp.      Common Stock B16KPY9   $   723.09   226,171.00 SH       DEFINED               226,171.00
3I Infrastructure Lt            Common Stock B1RJLF8   $ 1,048.43   889,285.00 SH       DEFINED               889,285.00
European Capital Ltd            Common Stock B1VN4N5   $ 1,812.86   543,404.00 SH       DEFINED               543,404.00
Conversus Capital LP Closed-End Common Stock B1WR8K1   $ 2,084.84   200,465.00 SH       DEFINED               200,465.00
Altamir Amboise                 Common Stock B1YJJ57   $   916.44   260,587.00 SH       DEFINED               260,587.00
3i Group PLC                    Common Stock B1YW440   $ 1,524.89   389,930.00 SH       DEFINED               389,930.00
KKR Private Equity              Common Stock G52830109 $ 2,243.01   640,860.00 SH       DEFINED               640,860.00
KTB Network Co.                 Common Stock 6485765   $   722.29   284,300.00 SH       DEFINED               284,300.00
China Merchants                 Common Stock 6189204   $ 1,011.47   880,800.00 SH       DEFINED               880,800.00
DeA Capital SpA                 Common Stock 5932012   $   876.12   472,829.00 SH       DEFINED               472,829.00
Dinamia Capital                 Common Stock 5377884   $   806.31    63,050.00 SH       DEFINED                63,050.00
GP Investments Ltd.             Common Stock B15Q9D5   $   782.61   338,600.00 SH       DEFINED               338,600.00
                                                       ---------- ------------                              ------------
                                                       $97,408.13   24,567,089                                24,567,089